12. INCOME TAXES: Schedule of tax credits and unused tax losses (Tables)	12 Months Ended
Sep. 30, 2025
Tables/Schedules
Schedule of tax credits and unused tax losses

	2025	Expiry Date Range	2024	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	(2,402,000)	No expiry date	(796,000)	No expiry date
Property and equipment	-	No expiry date	-	No expiry date
Share issue costs	375,000	2026 to 2029	291,000	2025 to 2028
Allowable capital losses	3,787,000	No expiry date	3,787,000	No expiry date
Non-capital losses available for future periods	22,257,000	2026 to 2045	21,190,000	2025 to 2044